Stock-Based Compensation (Summary of Stock Options Activity) (Details) - Successor - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends per share	$ 2.32	$ 0.00
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested stock options granted		$ 30.0
Unrecognized compensation cost related to unvested stock options granted, weighted average recognition period		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Total outstanding at beginning of period (number)		7,357
Granted (number)		1,412
Exercised (number)		(281)
Forfeited or expired (number)		(352)
Total outstanding at end of period (number)	7,357	8,136
Expected to vest (number)		6,618
Total outstanding at beginning of period (weighted average exercise price)		$ 15.81
Granted (weighted average exercise price)		18.86
Exercised (weighted average exercise price)		13.41
Forfeited or expired (weighted average exercise price)		13.76
Total outstanding at end of the period (weighted average exercise price)	$ 15.81	14.44
Expected to vest (weighted average exercise price)		$ 14.65
Total outstanding (weighted average remaining contractual term)	9 years 9 months	9 years
Expected to vest (weighted average remaining contractual term)		9 years 1 month
Total outstanding at beginning of period (aggregate intrinsic value)		$ 0.0
Total outstanding at end of period (aggregate intrinsic value)	$ 0.0	32.4
Expected to vest (aggregate intrinsic value)		$ 25.1